Scheduled Maturity of Long-Term Debt (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	$ 383	20,875
2015	535	29,187
2016	582	31,746
2017	177	9,625
2018	206	11,233
Thereafter	$ 271	14,768